Goodwill and Acquired Intangible Assets - Carrying Value and Excess Percentage of Fair Value Over Carrying Value for Reporting Units (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
FFELP Loans [Member]
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Carrying Value of Equity	$ 930
% of Fair Value in Excess of Carrying Value	202.00%
Consumer Lending [Member]
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Carrying Value of Equity	4,335
% of Fair Value in Excess of Carrying Value	80.00%
Servicing [Member]
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Carrying Value of Equity	137
% of Fair Value in Excess of Carrying Value	966.00%
Contingency Services [Member]
Schedule Of Impaired Intangible Assets And Goodwill [Line Items]
Carrying Value of Equity	$ 53
% of Fair Value in Excess of Carrying Value	193.00%